Contract assets (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Contract assets	R$ 7,605,061	R$ 7,672,679
Current	284,616	220,660
Noncurrent	7,320,445	7,452,019
Power Distribution Service Concession 1 [Member]
IfrsStatementLineItems [Line Items]
Contract assets	2,201,958	2,332,171
Piped Gas Distribution Service Concession [Member]
IfrsStatementLineItems [Line Items]
Contract assets		30,032	R$ 29,815
Power Transmission Concession 1 [Member]
IfrsStatementLineItems [Line Items]
Contract assets	R$ 5,403,103	R$ 5,310,476